Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 44,647,753	$ 39,742,525
Employer common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares	3,035
Investments, at fair value	$ 95,295
Price per share (in dollars per share)	$ 31.40